AVAILABLE FOR SALE SECURITIES (Tables)	3 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	March 31, 2013	December 31, 2012
Amortized cost	55,672	55,092
Accumulated net unrealized gain	816	569
Carrying value	56,488	55,661